Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of amounts reported in the financial statements to amounts reported on Form 5500 as of and for the years ended December 31, 2025 and 2024 (in thousands):

	2025	2024
Statements of Net Assets Available for Benefits:
Net assets available for benefits per the financial statements	$31,341.0	$31,426.5
Deemed distributions	(48.7)	(67.6)
Net assets available for benefits per Form 5500	$31,292.3	$31,358.9

	2025	2024
Statements of Changes in Net Assets Available for Benefits:
Net decrease in net assets available for benefits per the financial statements	$(85.5)	$(13,537.3)
Changes in deemed distributions	19.0	(10.1)
Net loss per Form 5500	$(66.5)	$(13,547.4)